Income Taxes - Statutory Tax Expense - (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income tax expense on profit before tax at statutory rates	$ (258)	$ (2,270)
Effect of permanent differences	(138)	(3)
Total tax expense	$ (396)	$ (2,273)